Income Taxes (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
The provision for income taxes consists of the following:

	Year ended December 31,	Year ended December 31,	Year ended December 31,
	2016	2017	2018
	HK$	HK$	HK$

Current tax
- Hong Kong	81	144	-
- Other countries	1,042	380	2,435
	1,123	524	2,435

Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]
Reconciliations between the provision for income taxes computed by applying the Hong Kong profits tax to income before income tax expense are as follows:

	Year ended December 31,	Year ended December 31,	Year ended December 31,
	2016	2017	2018
	HK$	HK$	HK$

Provision for income taxes at Hong Kong profits tax rate	(69)	(208)	40
Current tax in other jurisdictions	1,042	380	2,039
Effect of income not chargeable for tax purpose	(152)	(2,732)	(12)
Effect of expenses not deductible for tax purpose	-	1,289	-
Tax effect of unused tax losses not recognized	221	1,795	368
Under provision in previous years	81	-	-
	1,123	524	2,435